Companion Life Separate Account C
Financial Statements as of December 31, 2020, and for each
of the Periods Presented in the Years Ended December 31,
2020 and 2019, and Report of Independent Registered
Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Companion Life Insurance Company
Omaha, NE
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the Companion Life Separate Account C (the Account ) as of December 31, 2020; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts included in the table below; the financial highlights for the subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.
Individual subaccounts comprising	Financial Highlights
Companion Life Separate Account C
Fidelity-VIP Asset Manager	For years ended December 31, 2020, 2019,
2018, for the period January 1, 2017 to
February 2, 2017 and the year ended
December 31, 2016.
Fidelity-VIP Mid Cap	For the years ended December 31, 2020,
2019, 2018, 2017 and for the period January
1, 2016 to November 8, 2016.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account s management. Our responsibility is to express an opinion on the Account s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ( PCAOB ) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.
Omaha, Nebraska April 23, 2021 We have served as the Account s auditor since 1996.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
DECEMBER 31, 2020

		Fair Value

NET ASSETS	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
Investments:

Alger:
American Growth	$ 96,336	$ 150,104	$ 18,997	$ 169,101	1,810
American Small Capitalization	62,382	99,515	11,607	111,122	2,481

Federated:
Government Money Fund II	21,950	21,950	-	21,950	21,950
Fund for U.S. Government Securities II	91,782	92,930	-	92,930	8,327

Fidelity:
VIP Asset Manager: Growth	107,496	152,023	-	152,023	6,910
VIP Contrafund	115,693	190,922	-	190,922	3,964
VIP Equity Income	312,572	342,370	-	342,370	14,325
VIP Growth	36,365	70,912	-	70,912	688
VIP Index 500	88,198	197,468	-	197,468	531

MFS:
Core Equity Portfolio	119,351	140,594	-	140,594	5,043
Emerging Growth Series	57,569	119,334	-	119,334	1,617
High Yield Series	25,788	24,538	-	24,538	4,320
Research Series	54,809	78,493	-	78,493	2,388
Income Series II	49,415	52,048	-	52,048	4,952

Pioneer:
Equity Income VCT	8,786	6,960	-	6,960	441
Fund VCT	2,536	235	2,311	2,546	150
Mid Cap Value VCT	136,465	139,294	-	139,294	7,751
Real Estate Shares VCT	54,933	13,406	19,160	32,566	4,268

DWS
Bond	6,967	6,802	-	6,802	1,130
Global Opportunities	3,899	3,791	-	3,791	333
Core Equity VIP	27,271	33,449	-	33,449	2,742
International	53,016	45,909	-	45,909	6,341
Small Cap Index VIP	4,647	5,972	-	5,972	343

T. Rowe Price:
Equity Income	533,975	615,607	-	615,607	23,488
International Stock	183,778	222,023	-	222,023	12,999
Limited-Term Bond	58,344	55,058	3,805	58,863	11,773
New America Growth	151,732	229,184	-	229,184	5,779
Moderate Allocation	242,240	300,758	-	300,758	13,122

Morgan Stanley:
VIF Emerging Markets Equity	29,786	40,315	-	40,315	2,274
VIF Core Plus Fixed Income	116,254	126,294	-	126,294	10,776

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Alger				Federated
			American
	American Growth		Small Capitalization		Government Money Fund II
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 240	$ -	$ 927	$ -	$ 47	$ 392
Expenses:
Mortality & expense risk	(1,337)	(1,090)	(897)	(896)	(219)	(242)
Administrative charges	(266)	(217)	(180)	(178)	(44)	(47)
Net investment income (expense)	(1,363)	(1,307)	(150)	(1,074)	(216)	103
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	5,624	3,088	4,820	4,790	-	-
Net realized gain distributions	21,464	2,068	6,219	4,255	-	-
Net realized gains (losses)	27,088	5,156	11,039	9,045	-	-
Change in unrealized appreciation (depreciation)
during the year	43,293	20,906	35,155	13,744	-	-
Increase (decrease) in net assets from
operations	69,018	24,755	46,044	21,715	(216)	103

Contract Transactions:
Payments received from contract owners	-	17	-	67	-	-
Transfers between subaccounts
(including fixed account), net	(9,361)	728	(6,029)	460	883	701
Transfers for contract benefits and
terminations	(2,642)	(12,528)	(9,155)	(22,499)	(2,441)	(1,566)
Contract maintenance charges	(106)	(98)	(27)	(27)	(21)	(20)
Adjustments to net assets allocated
to contracts in payout year	-	(2)	-	(2)	-	-
Net increase (decrease) in net assets
from contract transactions	(12,109)	(11,883)	(15,211)	(22,001)	(1,579)	(885)
Total increase (decrease) in net assets	56,909	12,872	30,833	(286)	(1,795)	(782)
Net assets at beginning of year	112,192	99,320	80,289	80,575	23,745	24,527
Net assets at end of year	$ 169,101	$ 112,192	$ 111,122	$ 80,289	$ 21,950	$ 23,745

Accumulation units:
Purchases	-	27	1	44	1,040	742
Withdrawals	(156)	(232)	(293)	(552)	(2,298)	(1,452)
Net increase (decrease) in units outstanding	(156)	(205)	(292)	(508)	(1,258)	(710)
Units outstanding at beginning of year	1,796	2,001	1,800	2,308	18,997	19,707
Units outstanding at end of year	1,640	1,796	1,508	1,800	17,739	18,997

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Federated (continued)		Fidelity
	Fund for U.S. Government
	Securities II		VIP Asset Manager: Growth		VIP Contrafund
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 2,133	$ 4,436	$ 1,517	$ 1,965	$ 406	$ 653
Expenses:
Mortality & expense risk	(939)	(1,881)	(1,338)	(1,320)	(1,644)	(1,502)
Administrative charges	(188)	(375)	(267)	(263)	(327)	(299)
Net investment income (expense)	1,006	2,180	(88)	382	(1,565)	(1,148)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(862)	(690)	1,061	3,832	1,022	3,829
Net realized gain distributions	-	-	1,863	7,679	821	16,661
Net realized gains (losses)	(862)	(690)	2,924	11,511	1,843	20,490
Change in unrealized appreciation (depreciation)
during the year	3,624	6,985	18,200	14,107	42,750	18,881
Increase (decrease) in net assets from
operations	3,768	8,475	21,036	26,000	43,028	38,223

Contract Transactions:
Payments received from contract owners	-	-	-	-	-	10
Transfers between subaccounts
(including fixed account), net	3,771	879	688	875	(405)	380
Transfers for contract benefits and
terminations	(96,392)	(19,549)	(2,859)	(26,734)	(1,007)	(19,603)
Contract maintenance charges	(56)	(60)	(51)	(57)	(83)	(111)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(92,677)	(18,730)	(2,222)	(25,916)	(1,495)	(19,324)
Total increase (decrease) in net assets	(88,909)	(10,255)	18,814	84	41,533	18,899
Net assets at beginning of year	181,839	192,094	133,209	133,125	149,389	130,490
Net assets at end of year	$ 92,930	$ 181,839	$ 152,023	$ 133,209	$ 190,922	$ 149,389

Accumulation units:
Purchases	395	125	30	32	2	7
Withdrawals	(4,756)	(1,028)	(81)	(758)	(17)	(232)
Net increase (decrease) in units outstanding	(4,361)	(903)	(51)	(726)	(15)	(225)
Units outstanding at beginning of year	8,578	9,481	3,410	4,136	1,658	1,883
Units outstanding at end of year	4,217	8,578	3,359	3,410	1,643	1,658

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Fidelity (continued)

	VIP Equity Income		VIP Growth		VIP Index 500
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 5,734	$ 6,844	$ 42	$ 122	$ 3,041	$ 3,592
Expenses:
Mortality & expense risk	(3,124)	(3,406)	(731)	(587)	(1,864)	(1,981)
Administrative charges	(622)	(678)	(87)	(70)	(322)	(349)
Net investment income (expense)	1,988	2,760	(776)	(535)	855	1,262
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(2,735)	456	927	582	11,055	40,100
Net realized gain distributions	14,928	21,486	5,388	2,804	574	3,268
Net realized gains (losses)	12,193	21,942	6,315	3,386	11,629	43,368
Change in unrealized appreciation (depreciation)
during the year	1,073	52,432	15,634	9,918	16,031	6,418
Increase (decrease) in net assets from
operations	15,254	77,134	21,173	12,769	28,515	51,048

Contract Transactions:
Payments received from contract owners	30,478	1	-	-	180	1,002
Transfers between subaccounts
(including fixed account), net	1,967	(293)	-	-	(7,213)	199
Transfers for contract benefits and
terminations	(64,765)	(21,070)	(1,555)	(1,339)	(2,169)	(80,422)
Contract maintenance charges	(131)	(147)	(17)	(16)	(69)	(72)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(32,451)	(21,509)	(1,572)	(1,355)	(9,271)	(79,293)
Total increase (decrease) in net assets	(17,197)	55,625	19,601	11,414	19,244	(28,245)
Net assets at beginning of year	359,567	303,942	51,311	39,897	178,224	206,469
Net assets at end of year	$ 342,370	$ 359,567	$ 70,912	$ 51,311	$ 197,468	$ 178,224

Accumulation units:
Purchases	698	6	-	1	192	79
Withdrawals	(1,374)	(456)	(17)	(20)	(379)	(2,021)
Net increase (decrease) in units outstanding	(676)	(450)	(17)	(19)	(187)	(1,942)
Units outstanding at beginning of year	6,990	7,440	657	676	3,442	5,384
Units outstanding at end of year	6,314	6,990	640	657	3,255	3,442

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MFS

	Core Equity Portfolio		Emerging Growth Series		High Yield Series
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 887	$ 952	$ -	$ -	$ 1,289	$ 1,400
Expenses:
Mortality & expense risk	(1,242)	(1,191)	(1,060)	(1,079)	(231)	(246)
Administrative charges	(247)	(237)	(211)	(215)	(46)	(49)
Net investment income (expense)	(602)	(476)	(1,271)	(1,294)	1,012	1,105
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	1,481	425	5,925	12,282	(32)	(263)
Net realized gain distributions	6,132	15,541	6,679	9,390	-	-
Net realized gains (losses)	7,613	15,966	12,604	21,672	(32)	(263)
Change in unrealized appreciation (depreciation)
during the year	13,838	16,524	16,676	12,582	(76)	2,237
Increase (decrease) in net assets from
operations	20,849	32,014	28,009	32,960	904	3,079

Contract Transactions:
Payments received from contract owners	180	180	-	2	-	-
Transfers between subaccounts
(including fixed account), net	(7,311)	(3,999)	(2,626)	(2,814)	552	138
Transfers for contract benefits and
terminations	(828)	(5,701)	(8,665)	(24,593)	(124)	(3,656)
Contract maintenance charges	(58)	(53)	(48)	(58)	(7)	(9)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(8,017)	(9,573)	(11,339)	(27,463)	421	(3,527)
Total increase (decrease) in net assets	12,832	22,441	16,670	5,497	1,325	(448)
Net assets at beginning of year	127,762	105,321	102,664	97,167	23,213	23,661
Net assets at end of year	$ 140,594	$ 127,762	$ 119,334	$ 102,664	$ 24,538	$ 23,213

Accumulation units:
Purchases	235	5	5	4	19	9
Withdrawals	(396)	(226)	(146)	(388)	(5)	(127)
Net increase (decrease) in units outstanding	(161)	(221)	(141)	(384)	14	(118)
Units outstanding at beginning of year	2,604	2,825	1,313	1,697	753	871
Units outstanding at end of year	2,443	2,604	1,172	1,313	767	753

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MFS (continued)				Pioneer

	Research Series		Income Series II		Equity Income VCT
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 504	$ 690	$ 1,826	$ 1,794	$ 150	$ 157
Expenses:
Mortality & expense risk	(718)	(913)	(489)	(516)	(63)	(65)
Administrative charges	(143)	(182)	(97)	(103)	(12)	(13)
Net investment income (expense)	(357)	(405)	1,240	1,175	75	79
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,005	10,900	26	(296)	(32)	(12)
Net realized gain distributions	2,778	9,003	-	-	241	2,681
Net realized gains (losses)	4,783	19,903	26	(296)	209	2,669
Change in unrealized appreciation (depreciation)
during the year	5,526	6,398	2,482	4,209	(388)	(1,392)
Increase (decrease) in net assets from
operations	9,952	25,896	3,748	5,088	(104)	1,356

Contract Transactions:
Payments received from contract owners	-	-	-	-	-	-
Transfers between subaccounts
(including fixed account), net	(144)	(1,501)	1,820	(19)	-	-
Transfers for contract benefits and
terminations	(8,385)	(47,420)	(838)	(12,088)	-	1
Contract maintenance charges	(34)	(46)	(28)	(35)	(7)	(8)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(8,563)	(48,967)	954	(12,142)	(7)	(7)
Total increase (decrease) in net assets	1,389	(23,071)	4,702	(7,054)	(111)	1,349
Net assets at beginning of year	77,104	100,175	47,346	54,400	7,071	5,722
Net assets at end of year	$ 78,493	$ 77,104	$ 52,048	$ 47,346	$ 6,960	$ 7,071

Accumulation units:
Purchases	15	9	136	48	-	-
Withdrawals	(170)	(953)	(101)	(576)	-	-
Net increase (decrease) in units outstanding	(155)	(944)	35	(528)	-	-
Units outstanding at beginning of year	1,336	2,280	1,977	2,505	215	215
Units outstanding at end of year	1,181	1,336	2,012	1,977	215	215

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Pioneer (continued)

	Fund VCT		Mid Cap Value VCT		Real Estate Shares VCT
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 11	$ 16	$ 1,424	$ 1,588	$ 534	$ 833
Expenses:
Mortality & expense risk	(23)	(67)	(1,180)	(1,207)	(315)	(385)
Administrative charges	(4)	(13)	(235)	(240)	(63)	(77)
Net investment income (expense)	(16)	(64)	9	141	156	371
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(30)	(4,610)	(1,366)	(298)	(1,293)	(1,953)
Net realized gain distributions	187	318	3,793	7,514	7,784	10,895
Net realized gains (losses)	157	(4,292)	2,427	7,216	6,491	8,942
Change in unrealized appreciation (depreciation)
during the year	330	6,970	1,307	20,181	(9,744)	(609)
Increase (decrease) in net assets from
operations	471	2,614	3,743	27,538	(3,097)	8,704

Contract Transactions:
Payments received from contract owners	-	-	180	179	-	-
Transfers between subaccounts
(including fixed account), net	-	-	10,072	3,588	734	(259)
Transfers for contract benefits and
terminations	(162)	(23,785)	(1,252)	(7,552)	(1,611)	(5,209)
Contract maintenance charges	(9)	(9)	(54)	(60)	(24)	(36)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	(2)
Net increase (decrease) in net assets
from contract transactions	(171)	(23,794)	8,946	(3,845)	(901)	(5,506)
Total increase (decrease) in net assets	300	(21,180)	12,689	23,693	(3,998)	3,198
Net assets at beginning of year	2,246	23,426	126,605	102,912	36,564	33,366
Net assets at end of year	$ 2,546	$ 2,246	$ 139,294	$ 126,605	$ 32,566	$ 36,564

Accumulation units:
Purchases	-	-	564	101	14	3
Withdrawals	(7)	(1,139)	(325)	(185)	(31)	(98)
Net increase (decrease) in units outstanding	(7)	(1,139)	239	(84)	(17)	(95)
Units outstanding at beginning of year	91	1,230	2,650	2,734	613	708
Units outstanding at end of year	84	91	2,889	2,650	596	613

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DWS

	Bond		Global Opportunities		Core Equity VIP
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 181	$ 190	$ 17	$ -	$ 308	$ 238
Expenses:
Mortality & expense risk	(83)	(78)	(31)	(44)	(290)	(312)
Administrative charges	(10)	(10)	(6)	(8)	(58)	(62)
Net investment income (expense)	88	102	(20)	(52)	(40)	(136)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(6)	(10)	(25)	(457)	167	399
Net realized gain distributions	-	-	-	245	1,314	3,418
Net realized gains (losses)	(6)	(10)	(25)	(212)	1,481	3,817
Change in unrealized appreciation (depreciation)
during the year	395	435	576	1,016	2,807	3,872
Increase (decrease) in net assets from
operations	477	527	531	752	4,248	7,553

Contract Transactions:
Payments received from contract owners	-	-	-	-	-	-
Transfers between subaccounts
(including fixed account), net	-	-	126	386	(14)	(67)
Transfers for contract benefits and
terminations	-	-	(42)	(1,744)	(783)	(5,030)
Contract maintenance charges	(8)	(9)	(9)	(12)	(17)	(24)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(8)	(9)	75	(1,370)	(814)	(5,121)
Total increase (decrease) in net assets	469	518	606	(618)	3,434	2,432
Net assets at beginning of year	6,333	5,815	3,185	3,803	30,015	27,583
Net assets at end of year	$ 6,802	$ 6,333	$ 3,791	$ 3,185	$ 33,449	$ 30,015

Accumulation units:
Purchases	-	-	4	13	16	11
Withdrawals	(1)	-	(2)	(46)	(38)	(172)
Net increase (decrease) in units outstanding	(1)	-	2	(33)	(22)	(161)
Units outstanding at beginning of year	299	299	78	111	896	1,057
Units outstanding at end of year	298	299	80	78	874	896

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DWS (continued)				T. Rowe Price

	International		Small Cap Index VIP		Equity Income
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 1,568	$ 1,574	$ 50	$ 49	$ 12,536	$ 14,112
Expenses:
Mortality & expense risk	(420)	(537)	(46)	(47)	(5,519)	(6,250)
Administrative charges	(85)	(107)	(9)	(10)	(1,061)	(1,204)
Net investment income (expense)	1,063	930	(5)	(8)	5,956	6,658
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(3,493)	(5,116)	1	8	2,898	9,361
Net realized gain distributions	-	-	471	404	13,219	38,038
Net realized gains (losses)	(3,493)	(5,116)	472	412	16,116	47,399
Change in unrealized appreciation (depreciation)
during the year	2,337	14,278	444	566	(22,663)	80,066
Increase (decrease) in net assets from
operations	(93)	10,092	911	970	(591)	134,123

Contract Transactions:
Payments received from contract owners	-	-	-	-	32,124	149
Transfers between subaccounts
(including fixed account), net	3,310	1,274	-	-	14,242	2,335
Transfers for contract benefits and
terminations	(6,924)	(16,174)	-	-	(68,806)	(48,977)
Contract maintenance charges	(16)	(20)	-	-	(113)	(124)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(3,630)	(14,920)	-	-	(22,553)	(46,617)
Total increase (decrease) in net assets	(3,723)	(4,828)	911	970	(23,144)	87,506
Net assets at beginning of year	49,632	54,460	5,061	4,091	638,751	551,245
Net assets at end of year	$ 45,909	$ 49,632	$ 5,972	$ 5,061	$ 615,607	$ 638,751

Accumulation units:
Purchases	258	161	-	-	1,190	55
Withdrawals	(493)	(1,020)	-	-	(1,561)	(861)
Net increase (decrease) in units outstanding	(235)	(859)	-	-	(371)	(806)
Units outstanding at beginning of year	2,681	3,540	163	163	10,343	11,149
Units outstanding at end of year	2,446	2,681	163	163	9,972	10,343

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	T. Rowe Price (continued)

	International Stock		Limited-Term Bond		New America Growth
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 1,119	$ 4,598	$ 1,132	$ 2,973	$ -	$ 672
Expenses:
Mortality & expense risk	(1,929)	(1,988)	(579)	(1,233)	(2,107)	(1,827)
Administrative charges	(384)	(396)	(115)	(246)	(344)	(303)
Net investment income (expense)	(1,194)	2,214	438	1,494	(2,451)	(1,458)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	3,156	2,313	(561)	(3,479)	6,912	4,277
Net realized gain distributions	8,702	8,201	-	-	33,805	11,470
Net realized gains (losses)	11,858	10,514	(561)	(3,479)	40,717	15,747
Change in unrealized appreciation (depreciation)
during the year	15,423	33,167	2,016	5,950	31,254	32,732
Increase (decrease) in net assets from
operations	26,087	45,895	1,893	3,965	69,520	47,021

Contract Transactions:
Payments received from contract owners	180	117	-	-	-	1
Transfers between subaccounts
(including fixed account), net	(3,140)	1,449	2,406	(212)	(5,512)	(1,671)
Transfers for contract benefits and
terminations	(7,801)	(22,859)	(29,176)	(115,057)	(13,771)	(12,974)
Contract maintenance charges	(95)	(92)	(56)	(62)	(52)	(64)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(10,856)	(21,385)	(26,826)	(115,331)	(19,335)	(14,708)
Total increase (decrease) in net assets	15,231	24,510	(24,933)	(111,366)	50,185	32,313
Net assets at beginning of year	206,792	182,282	83,796	195,162	178,999	146,686
Net assets at end of year	$ 222,023	$ 206,792	$ 58,863	$ 83,796	$ 229,184	$ 178,999

Accumulation units:
Purchases	544	135	258	139	-	7
Withdrawals	(948)	(1,038)	(1,789)	(6,821)	(234)	(217)
Net increase (decrease) in units outstanding	(404)	(903)	(1,531)	(6,682)	(234)	(210)
Units outstanding at beginning of year	8,003	8,906	4,769	11,451	2,242	2,452
Units outstanding at end of year	7,599	8,003	3,238	4,769	2,008	2,242

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	T. Rowe Price (continued)		Morgan Stanley

	Moderate Allocation		VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 3,583	$ 5,482	$ 480	$ 345	$ 3,414	$ 4,717
Expenses:
Mortality & expense risk	(2,670)	(2,932)	(343)	(328)	(1,212)	(1,390)
Administrative charges	(532)	(584)	(68)	(65)	(241)	(277)
Net investment income (expense)	381	1,966	69	(48)	1,961	3,050
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	6,957	10,702	931	318	606	2,715
Net realized gain distributions	9,497	7,051	582	2,221	1,248	-
Net realized gains (losses)	16,454	17,753	1,513	2,539	1,854	2,715
Change in unrealized appreciation (depreciation)
during the year	16,412	30,846	3,361	3,097	3,671	7,266
Increase (decrease) in net assets from
operations	33,247	50,565	4,943	5,588	7,486	13,031

Contract Transactions:
Payments received from contract owners	39,850	-	60	59	240	244
Transfers between subaccounts
(including fixed account), net	1,526	(756)	(838)	1,474	509	(3,275)
Transfers for contract benefits and
terminations	(50,823)	(79,457)	(205)	(1,333)	(804)	(70,290)
Contract maintenance charges	(142)	(132)	(19)	(18)	(65)	(66)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(9,589)	(80,345)	(1,002)	182	(120)	(73,387)
Total increase (decrease) in net assets	23,658	(29,780)	3,941	5,770	7,366	(60,356)
Net assets at beginning of year	277,100	306,881	36,374	30,604	118,928	179,284
Net assets at end of year	$ 300,758	$ 277,101	$ 40,315	$ 36,374	$ 126,294	$ 118,928

Accumulation units:
Purchases	796	9	163	71	421	94
Withdrawals	(1,016)	(1,685)	(189)	(63)	(438)	(3,789)
Net increase (decrease) in units outstanding	(220)	(1,676)	(26)	8	(17)	(3,695)
Units outstanding at beginning of year	5,392	7,068	1,345	1,337	5,671	9,366
Units outstanding at end of year	5,172	5,392	1,319	1,345	5,654	5,671

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

1.	NATURE OF OPERATIONS

Companion Life Separate Account C (the “Separate Account”) was established by Companion Life Insurance Company (“Companion”) on February 18, 1994,  under  the laws of the  State of New  York,  and  is  registered  as  a unit  investment trust under the Investment Company Act of 1940, as amended.  The Separate Account is a funding vehicle for individual variable annuity contracts.  The assets  of  the  Separate  Account  are  owned  by  Companion,  however,  the net assets of the Separate Account are clearly identified and distinguished from Companion’s other assets and liabilities.  The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of Companion’s general account, in addition to the subaccounts detailed below.  Interests in the fixed income account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained.  Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio.  The available subaccounts with activity during 2020 or 2019 are:

Alger
Alger American Fund
Alger American LargeCap Growth Portfolio Class O (“American Growth”)
Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated
Federated Insurance Series
Federated Hermes Government Money Market Fund II Portfolio (“Government Money Fund II”)
Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity
Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)
Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity Variable Insurance Products
Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)
Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)
Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

MFS
MFS Variable Insurance Trust
MFS Core Equity Portfolio (“Core Equity Portfolio”)
MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)
MFS VIT II High Yield Initial Class (“High Yield Series”)
MFS Research Series Portfolio Initial Class (“Research Series”)
MFS VIT II Income Initial Class (“Income Series II”)

Pioneer
Pioneer Variable Contracts Trust
Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)
Pioneer Fund VCT Portfolio Class II (“Fund VCT”)
Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)
Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

DWS
DWS Variable Series I
DWS Bond VIP (“Bond”)
DWS Global Opportunities VIP Class B (“Global Opportunities”)
DWS Core Equity VIP Class B (“Core Equity VIP”)
DWS CROCI International VIP Class A (“International”)

DWS Investments VIT Funds
DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio (“Equity Income”)
T. Rowe Price New America Growth Portfolio (“New America Growth”)
T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio (“International Stock”)
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)
Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

Effective September 1, 2020, “MFS VIT II Strategic Income Initial Class” was renamed “MFS VIT II Income Initial Class”.

Effective April 27, 2020, “Federated Fund US Govt Sec II” was renamed “Federated Hermes Fund for U.S. Government Securities II”.

Effective April 27, 2020, “Federated Government Money II” was renamed “Federated Hermes Government Money Market Fund II Portfolio”.

Effective May 1, 2019, “T. Rowe Price Personal Strategy Balanced Portfolio” was renamed “T. Rowe Price Moderate Allocation Portfolio”.

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2020 and 2019:

DWS Government Money Market VIP (“Money Market”)

DWS CROCI International VIP - B (“International B”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap”)

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.  The most significant estimates and assumptions include those used in investment valuation in absence of quoted market prices.

The World Health Organization declared the spread of the COVID-19 virus as a pandemic on March 11, 2020. The pandemic and actions taken against it globally in response have disrupted business activities throughout the world through 2020 and will continue into 2021. As events and responses continue to rapidly evolve, it is not possible to reliably estimate the severity of these events on the Separate Account’s future financial statements. Management believes it has the ability to sustain its operations, maintain adequate liquidity and capital levels, and meet all obligations of policyholders as of the date these financial statements were issued.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.  Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table.  The assumed investment return is 4.0%.  The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to Companion.  These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of Companion, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”).  Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts.  Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes.  A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2020, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.  The statute of limitations has closed on all years through 2016. Therefore, the years after 2016 remain subject to audit by federal and state tax jurisdictions.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification.  The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management.  The valuation criteria is summarized as follows:

	Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

	Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -
Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date.  Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio.  As such, the investments  held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners”  includes both deposits received from policyholders and the net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through April 23, 2021, the date these financial statements were issued.

4.	ACCOUNT CHARGES
	Mortality & Expense Risk Charges:

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion.  The annual rate is a percentage of the net asset value of each subaccount based on the following products:

	Series I 1.25%	Series V 1.00%
	These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

	Administrative Charges:

Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account.  The annual rate is a percentage of the net asset value of each subaccount based on the following products:

	Series I 0.15%	Series V 0.20%
	These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative expense charge will not increase.

	Contract Maintenance Charges:

Withdrawal Charge - Companion may deduct a withdrawal charge, expressed as a percentage of accumulation value surrendered or withdrawn.  The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value  on the date the request is received as a redemption of units.  Withdrawal charges are applied as a percentage of the requested withdrawal and range from 0% - 7%.

Transfer Fees - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per contract year.  The transfer fee is deducted from the amount transferred on the transfer date as a redemption of units.

Contract Fee - There is an annual contract fee of $30 that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender.  The annual contract fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable contract year.  This charge is assessed through the redemption of units.  Companion guarantees that the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS
	The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2020 were as follows:

			Purchases	Sales
	Alger
	American Growth		$ -	$ 13,712
	American Small Capitalization		62	16,350

	Federated
	Government Money Fund II		1,278	3,120
	Fund for U.S. Government Securities II		8,577	102,381

	Fidelity
	VIP Asset Manager: Growth		999	4,826
	VIP Contrafund		129	3,595
	VIP Equity Income		32,493	68,690
	VIP Growth		-	2,390
	VIP Index 500		9,236	20,693

	MFS
	Core Equity Portfolio		12,192	21,698
	Emerging Growth Series		428	13,038
	High Yield Series		545	401
	Research Series		740	10,164
	Income Series II		3,327	2,959

	Pioneer
	Equity Income VCT		-	82
	Fund VCT		-	198
	Mid Cap Value VCT		22,931	15,400
	Real Estate Shares VCT		731	2,010

	DWS
	Bond		-	101
	Global Opportunities		160	122
	Core Equity VIP		455	1,617
	International		3,929	8,064
	Small Cap Index VIP		-	55

	T. Rowe Price
	Equity Income		59,745	88,878
	International Stock		13,528	26,697
	Limited-Term Bond		4,573	32,093
	New America Growth		1	21,787
	Moderate Allocation		41,128	53,919

	Morgan Stanley
	VIF Emerging Markets Equity		4,052	5,465
	VIF Core Plus Fixed Income		8,983	10,556

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

Companion has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”) to perform administrative functions on behalf of Companion with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

Companion has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain Companion rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge Companion from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS
A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31			For the years ended December 31
Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***

Alger
American Growth - 2020	to	103.09	$ 169,101	0.17%	1.20%	to	1.20%	65.02%	to	65.02%
American Growth - 2019	to	62.47	112,192	0.00%	1.20%	to	1.20%	25.90%	to	25.90%
American Growth - 2018	to	49.62	99,320	0.00%	1.20%	to	1.20%	0.98%	to	0.98%
American Growth - 2017	to	49.14	111,854	0.00%	1.20%	to	1.20%	26.94%	to	26.94%
American Growth - 2016	to	38.71	93,372	0.00%	1.20%	to	1.20%	-2.02%	to	-2.02%

American Small Capitalization - 2020	to	73.67	111,122	0.97%	1.20%	to	1.20%	65.14%	to	65.14%
American Small Capitalization - 2019	to	44.61	80,289	0.00%	1.20%	to	1.20%	27.79%	to	27.79%
American Small Capitalization - 2018	to	34.91	80,575	0.00%	1.20%	to	1.20%	0.20%	to	0.20%
American Small Capitalization - 2017	to	34.84	89,434	0.00%	1.20%	to	1.20%	27.20%	to	27.20%
American Small Capitalization - 2016	to	27.39	72,951	0.00%	1.20%	to	1.20%	4.98%	to	4.98%

Federated
Government Money Fund II - 2020	to	1.24	21,950	0.21%	1.20%	to	1.20%	-0.80%	to	-0.80%
Government Money Fund II - 2019	to	1.25	23,745	1.62%	1.20%	to	1.20%	0.81%	to	0.81%
Government Money Fund II - 2018	to	1.24	24,527	1.22%	1.20%	to	1.20%	0.00%	to	0.00%
Government Money Fund II - 2017	to	1.24	28,962	0.31%	1.20%	to	1.20%	-1.59%	to	-1.59%
Government Money Fund II - 2016	to	1.26	30,306	0.00%	1.20%	to	1.20%	-0.79%	to	-0.79%

Fund for U.S. Government Securities II - 2020	to	22.04	92,930	1.55%	1.20%	to	1.20%	3.96%	to	3.96%
Fund for U.S. Government Securities II - 2019	to	21.20	181,839	2.37%	1.20%	to	1.20%	4.64%	to	4.64%
Fund for U.S. Government Securities II - 2018	to	20.26	192,094	2.49%	1.20%	to	1.20%	-0.73%	to	-0.73%
Fund for U.S. Government Securities II - 2017	to	20.41	210,301	2.38%	1.20%	to	1.20%	0.69%	to	0.69%
Fund for U.S. Government Securities II - 2016	to	20.27	215,167	2.57%	1.20%	to	1.20%	0.40%	to	0.40%

Fidelity
VIP Asset Manager - 2020	to	-	-	0.00%	1.40%	to	1.40%	0.00%	to	0.00%
VIP Asset Manager - 2019	to	-	-	0.00%	1.40%	to	1.40%	0.00%	to	0.00%
VIP Asset Manager - 2018	to	-	-	0.00%	1.40%	to	1.40%	0.00%	to	0.00%
VIP Asset Manager - 2017 - January 1, 2017 - February 2, 2017	to	29.46	-	0.00%	1.40%	to	1.40%	1.97%	to	1.97%
VIP Asset Manager - 2016	to	28.89	86	0.19%	1.40%	to	1.40%	1.62%	to	1.62%

VIP Asset Manager: Growth - 2020	to	45.26	152,023	1.06%	1.20%	to	1.20%	15.87%	to	15.87%
VIP Asset Manager: Growth - 2019	to	39.06	133,209	1.48%	1.20%	to	1.20%	21.34%	to	21.34%
VIP Asset Manager: Growth - 2018	to	32.19	133,125	1.41%	1.20%	to	1.20%	-8.76%	to	-8.76%
VIP Asset Manager: Growth - 2017	to	35.28	169,681	1.29%	1.20%	to	1.20%	17.33%	to	17.33%
VIP Asset Manager: Growth - 2016	to	30.07	147,693	1.30%	1.20%	to	1.20%	1.21%	to	1.21%

VIP Contrafund - 2020	to	116.22	190,922	0.24%	1.20%	to	1.20%	29.00%	to	29.00%
VIP Contrafund - 2019	to	90.09	149,389	0.47%	1.20%	to	1.20%	30.00%	to	30.00%
VIP Contrafund - 2018	to	69.30	130,490	0.76%	1.20%	to	1.20%	-7.50%	to	-7.50%
VIP Contrafund - 2017	to	74.92	142,311	1.01%	1.20%	to	1.20%	20.41%	to	20.41%
VIP Contrafund - 2016	to	62.22	119,395	0.78%	1.20%	to	1.20%	6.72%	to	6.72%

VIP Equity Income - 2020	to	54.23	342,370	1.63%	1.20%	to	1.20%	5.42%	to	5.42%
VIP Equity Income - 2019	to	51.44	359,567	2.06%	1.20%	to	1.20%	25.92%	to	25.92%
VIP Equity Income - 2018	to	40.85	303,942	2.28%	1.20%	to	1.20%	-9.40%	to	-9.40%
VIP Equity Income - 2017	to	45.09	385,542	1.71%	1.20%	to	1.20%	11.55%	to	11.55%
VIP Equity Income - 2016	to	40.42	365,374	2.28%	1.20%	to	1.20%	16.58%	to	16.58%

	At December 31			For the years ended December 31
Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Fidelity (cont’d)
VIP Growth - 2020	to	$ 110.84	$ 70,912	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	to	78.12	51,311	0.27%	1.40%	to	1.40%	32.43%	to	32.43%
VIP Growth - 2018	to	58.99	39,897	0.26%	1.40%	to	1.40%	-1.57%	to	-1.57%
VIP Growth - 2017	to	59.93	41,752	0.22%	1.40%	to	1.40%	33.24%	to	33.24%
VIP Growth - 2016	to	44.98	32,233	0.04%	1.40%	to	1.40%	-0.60%	to	-0.60%

VIP Index 500 - 2020	to	91.27	197,468	1.62%	1.20%	to	1.40%	16.58%	to	16.82%
VIP Index 500 - 2019	to	78.29	178,224	1.87%	1.20%	to	1.40%	29.51%	to	29.78%
VIP Index 500 - 2018	to	60.45	206,469	1.89%	1.20%	to	1.40%	-5.83%	to	-5.64%
VIP Index 500 - 2017	to	64.19	251,397	1.72%	1.20%	to	1.40%	20.00%	to	20.24%
VIP Index 500 - 2016	to	53.49	252,944	1.44%	1.20%	to	1.40%	10.31%	to	10.55%

VIP Mid Cap - 2020	to	-	-	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
VIP Mid Cap - 2019	to	-	-	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
VIP Mid Cap - 2018	to	-	-	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
VIP Mid Cap - 2017	to	-	-	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
VIP Mid Cap - 2016 - January 1, 2016 - November 8, 2016	to	37.48	-	0.00%	1.20%	to	1.20%	2.91%	to	2.91%

MFS
Core Equity Portfolio - 2020	to	57.55	140,594	0.66%	1.20%	to	1.20%	17.28%	to	17.28%
Core Equity Portfolio - 2019	to	49.07	127,762	0.82%	1.20%	to	1.20%	31.59%	to	31.59%
Core Equity Portfolio - 2018	to	37.29	105,321	0.72%	1.20%	to	1.20%	-4.99%	to	-4.99%
Core Equity Portfolio - 2017	to	39.25	133,224	0.88%	1.20%	to	1.20%	23.35%	to	23.35%
Core Equity Portfolio - 2016	to	31.82	138,583	0.77%	1.20%	to	1.20%	10.03%	to	10.03%

Emerging Growth Series - 2020	to	101.84	119,334	0.00%	1.20%	to	1.20%	30.28%	to	30.28%
Emerging Growth Series - 2019	to	78.17	102,664	0.00%	1.20%	to	1.20%	36.49%	to	36.49%
Emerging Growth Series - 2018	to	57.27	97,167	0.09%	1.20%	to	1.20%	1.43%	to	1.43%
Emerging Growth Series - 2017	to	56.46	113,574	0.10%	1.20%	to	1.20%	29.82%	to	29.82%
Emerging Growth Series - 2016	to	43.49	90,489	0.04%	1.20%	to	1.20%	1.21%	to	1.21%

High Yield Series - 2020	to	32.01	24,538	5.40%	1.20%	to	1.20%	3.83%	to	3.83%
High Yield Series - 2019	to	30.83	23,213	5.97%	1.20%	to	1.20%	13.43%	to	13.43%
High Yield Series - 2018	to	27.18	23,661	5.76%	1.20%	to	1.20%	-4.23%	to	-4.23%
High Yield Series - 2017	to	28.38	24,596	6.52%	1.20%	to	1.20%	5.38%	to	5.38%
High Yield Series - 2016	to	26.93	23,077	6.94%	1.20%	to	1.20%	12.49%	to	12.49%

Research Series - 2020	to	66.47	78,493	0.65%	1.20%	to	1.20%	15.18%	to	15.18%
Research Series - 2019	to	57.71	77,104	0.78%	1.20%	to	1.20%	31.37%	to	31.37%
Research Series - 2018	to	43.93	100,175	0.69%	1.20%	to	1.20%	-5.53%	to	-5.53%
Research Series - 2017	to	46.50	128,602	1.37%	1.20%	to	1.20%	21.89%	to	21.89%
Research Series - 2016	to	38.15	110,705	0.78%	1.20%	to	1.20%	7.43%	to	7.43%

Income Series II - 2020	to	25.87	52,048	3.67%	1.20%	to	1.20%	8.02%	to	8.02%
Income Series II - 2019	to	23.95	47,346	3.53%	1.20%	to	1.20%	10.27%	to	10.27%
Income Series II - 2018	to	21.72	54,400	3.94%	1.20%	to	1.20%	-3.17%	to	-3.17%
Income Series II - 2017	to	22.43	61,388	4.75%	1.20%	to	1.20%	4.96%	to	4.96%
Income Series II - 2016	to	21.37	57,771	3.27%	1.20%	to	1.20%	6.96%	to	6.96%

		At December 31			For the years ended December 31
Units		Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Pioneer
	Equity Income VCT - 2020	to	$ 32.44	$ 6,960	2.14%	1.20%	to	1.20%	-1.49%	to	-1.49%
	Equity Income VCT - 2019	to	32.93	7,071	2.45%	1.20%	to	1.20%	23.75%	to	23.75%
	Equity Income VCT - 2018	to	26.61	5,722	2.27%	1.20%	to	1.20%	-9.89%	to	-9.89%
	Equity Income VCT - 2017	to	29.53	6,356	1.46%	1.20%	to	1.20%	13.84%	to	13.84%
	Equity Income VCT - 2016	to	25.94	5,592	1.80%	1.20%	to	1.20%	18.07%	to	18.07%

	Fund VCT - 2020	to	30.21	2,546	0.46%	1.20%	to	1.20%	22.46%	to	22.46%
	Fund VCT - 2019	to	24.67	2,246	0.12%	1.20%	to	1.20%	29.50%	to	29.50%
	Fund VCT - 2018	to	19.05	23,426	0.81%	1.20%	to	1.20%	-2.95%	to	-2.95%
	Fund VCT - 2017	to	19.63	25,496	0.94%	1.20%	to	1.20%	19.91%	to	19.91%
	Fund VCT - 2016	to	16.37	22,604	1.02%	1.20%	to	1.20%	8.34%	to	8.34%

	Mid Cap Value VCT - 2020	to	48.21	139,294	1.07%	1.20%	to	1.20%	0.90%	to	0.90%
	Mid Cap Value VCT - 2019	to	47.78	126,605	1.38%	1.20%	to	1.20%	26.91%	to	26.91%
	Mid Cap Value VCT - 2018	to	37.65	102,912	0.74%	1.20%	to	1.20%	-20.30%	to	-20.30%
	Mid Cap Value VCT - 2017	to	47.24	142,681	0.81%	1.20%	to	1.20%	11.81%	to	11.81%
	Mid Cap Value VCT - 2016	to	42.25	152,300	0.74%	1.20%	to	1.20%	15.15%	to	15.15%

	Real Estate Shares VCT - 2020	to	54.63	32,566	1.54%	1.20%	to	1.20%	-8.46%	to	-8.46%
	Real Estate Shares VCT - 2019	to	59.68	36,564	2.38%	1.20%	to	1.20%	26.63%	to	26.63%
	Real Estate Shares VCT - 2018	to	47.13	33,366	2.76%	1.20%	to	1.20%	-8.34%	to	-8.34%
	Real Estate Shares VCT - 2017	to	51.42	37,856	2.52%	1.20%	to	1.20%	2.27%	to	2.27%
	Real Estate Shares VCT - 2016	to	50.28	36,266	3.52%	1.20%	to	1.20%	4.77%	to	4.77%

DWS
Bond - 2020	22.84	to	22.84	6,802	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	21.24	to	21.24	6,333	3.13%	1.40%	to	1.40%	9.09%	to	9.09%
Bond - 2018	19.47	to	19.47	5,815	4.44%	1.40%	to	1.40%	-4.04%	to	-4.04%
Bond - 2017	20.29	to	20.29	6,066	2.42%	1.40%	to	1.40%	4.37%	to	4.37%
Bond - 2016	19.44	to	19.44	5,848	5.22%	1.40%	to	1.40%	4.46%	to	4.46%

	Global Opportunities - 2020	to	47.31	3,791	0.49%	1.20%	to	1.20%	15.53%	to	15.53%
	Global Opportunities - 2019	to	40.95	3,185	0.00%	1.20%	to	1.20%	19.63%	to	19.63%
	Global Opportunities - 2018	to	34.23	3,803	0.00%	1.20%	to	1.20%	-21.69%	to	-21.69%
	Global Opportunities - 2017	to	43.71	4,629	0.00%	1.20%	to	1.20%	18.17%	to	18.17%
	Global Opportunities - 2016	to	36.99	4,170	0.12%	1.20%	to	1.20%	0.11%	to	0.11%

	Core Equity VIP - 2020	to	38.29	33,449	0.97%	1.20%	to	1.20%	14.30%	to	14.30%
	Core Equity VIP - 2019	to	33.50	30,015	0.83%	1.20%	to	1.20%	28.35%	to	28.35%
	Core Equity VIP - 2018	to	26.10	27,583	1.56%	1.20%	to	1.20%	-7.15%	to	-7.15%
	Core Equity VIP - 2017	to	28.11	37,236	0.90%	1.20%	to	1.20%	19.26%	to	19.26%
	Core Equity VIP - 2016	to	23.57	34,601	1.17%	1.20%	to	1.20%	8.92%	to	8.92%

	International - 2020	to	18.77	45,909	3.28%	1.20%	to	1.20%	1.40%	to	1.40%
	International - 2019	to	18.51	49,632	3.02%	1.20%	to	1.20%	20.27%	to	20.27%
	International - 2018	to	15.39	54,460	1.08%	1.20%	to	1.20%	-15.39%	to	-15.39%
	International - 2017	to	18.19	64,909	7.15%	1.20%	to	1.20%	20.46%	to	20.46%
	International - 2016	to	15.10	58,426	10.38%	1.20%	to	1.20%	-0.46%	to	-0.46%

	Small Cap Index VIP - 2020	to	36.53	5,972	0.91%	1.20%	to	1.20%	17.99%	to	17.99%
	Small Cap Index VIP - 2019	to	30.96	5,061	1.07%	1.20%	to	1.20%	23.74%	to	23.74%
	Small Cap Index VIP - 2018	to	25.02	4,091	1.05%	1.20%	to	1.20%	-12.30%	to	-12.30%
	Small Cap Index VIP - 2017	to	28.53	4,664	0.93%	1.20%	to	1.20%	12.95%	to	12.95%
	Small Cap Index VIP - 2016	to	25.26	4,129	0.98%	1.20%	to	1.20%	19.60%	to	19.60%

	At December 31			For the years ended December 31
Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
T. Rowe Price
Equity Income - 2020	to	$ 68.38	$ 615,607	2.00%	1.20%	to	1.40%	-0.23%	to	-0.03%
Equity Income - 2019	to	68.54	638,751	2.37%	1.20%	to	1.40%	24.64%	to	24.89%
Equity Income - 2018	to	54.99	551,245	2.09%	1.20%	to	1.40%	-10.77%	to	-10.60%
Equity Income - 2017	to	61.63	674,952	1.72%	1.20%	to	1.40%	14.41%	to	14.63%
Equity Income - 2016	to	53.87	627,264	2.28%	1.20%	to	1.40%	17.49%	to	17.75%

International Stock - 2020	to	29.22	222,023	0.52%	1.20%	to	1.20%	13.08%	to	13.08%
International Stock - 2019	to	25.84	206,792	2.36%	1.20%	to	1.20%	26.23%	to	26.23%
International Stock - 2018	to	20.47	182,282	1.34%	1.20%	to	1.20%	-13.41%	to	-15.24%
International Stock - 2017	to	24.15	237,729	1.07%	1.20%	to	1.40%	26.08%	to	26.37%
International Stock - 2016	to	19.11	226,024	1.03%	1.20%	to	1.40%	0.70%	to	0.90%

Limited-Term Bond - 2020	to	18.18	58,863	1.59%	1.20%	to	1.20%	3.47%	to	3.47%
Limited-Term Bond - 2019	to	17.57	83,796	2.13%	1.20%	to	1.20%	3.11%	to	3.11%
Limited-Term Bond - 2018	to	17.04	195,162	2.02%	1.20%	to	1.20%	-0.06%	to	-0.06%
Limited-Term Bond - 2017	to	17.05	203,842	1.48%	1.20%	to	1.40%	-0.18%	to	-0.18%
Limited-Term Bond - 2016	to	17.08	205,977	1.37%	1.20%	to	1.40%	0.18%	to	0.18%

New America Growth - 2020	to	120.14	229,184	0.00%	1.20%	to	1.40%	42.35%	to	42.64%
New America Growth - 2019	to	84.40	178,999	0.41%	1.20%	to	1.40%	33.04%	to	33.32%
New America Growth - 2018	to	63.44	146,686	0.16%	1.20%	to	1.40%	-0.25%	to	-0.07%
New America Growth - 2017	to	63.60	165,870	0.11%	1.20%	to	1.40%	32.56%	to	32.84%
New America Growth - 2016	to	47.98	132,330	0.04%	1.20%	to	1.40%	-0.10%	to	0.09%

Moderate Allocation - 2020	to	58.15	300,758	1.24%	1.20%	to	1.20%	13.15%	to	13.15%
Moderate Allocation - 2019	to	51.39	277,101	1.88%	1.20%	to	1.20%	18.36%	to	18.36%
Moderate Allocation - 2018	to	43.42	306,881	1.80%	1.20%	to	1.20%	-6.20%	to	-6.20%
Moderate Allocation - 2017	to	46.29	372,870	1.53%	1.20%	to	1.20%	15.99%	to	15.99%
Moderate Allocation - 2016	to	39.91	339,944	1.66%	1.20%	to	1.20%	5.19%	to	5.19%

Morgan Stanley
VIF Emerging Markets Equity - 2020	to	30.57	40,315	1.25%	1.20%	to	1.20%	13.05%	to	13.05%
VIF Emerging Markets Equity - 2019	to	27.04	36,374	1.03%	1.20%	to	1.20%	18.18%	to	18.18%
VIF Emerging Markets Equity - 2018	to	22.88	30,604	0.44%	1.20%	to	1.20%	-18.49%	to	-18.49%
VIF Emerging Markets Equity - 2017	to	28.07	35,085	0.77%	1.20%	to	1.20%	33.48%	to	33.48%
VIF Emerging Markets Equity - 2016	to	21.03	30,827	0.53%	1.20%	to	1.20%	5.47%	to	5.47%

VIF Core Plus Fixed Income - 2020	to	22.33	126,294	2.78%	1.20%	to	1.20%	6.49%	to	6.49%
VIF Core Plus Fixed Income - 2019	to	20.97	118,928	3.16%	1.20%	to	1.20%	9.56%	to	9.56%
VIF Core Plus Fixed Income - 2018	to	19.14	179,284	2.74%	1.20%	to	1.20%	-1.85%	to	-1.85%
VIF Core Plus Fixed Income - 2017	to	19.50	206,658	3.53%	1.20%	to	1.20%	4.95%	to	4.95%
VIF Core Plus Fixed Income - 2016	to	18.58	230,336	1.90%	1.20%	to	1.20%	4.85%	to	4.85%

*These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the Separate Account.  The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.